Goodwill And Other Intangible Assets (Estimated Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 22
2015	21
2016	20
2017	18
2018	$ 16